Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Goodwill

The components and changes in the carrying amount of goodwill follow:

(MILLIONS OF DOLLARS)	PRIMARY CARE	SPECIALTY CARE AND ONCOLOGY	ESTABLISHED PRODUCTS AND EMERGING MARKETS	ANIMAL HEALTH AND CONSUMER HEALTHCARE	NUTRITION	OTHER(a)	TOTAL

Balance, January 1, 2010(b)	$3,272	$ 9,010	$ 9,883	$ 154	$ —	$ 20,038	$42,357
Additions(c)	11	29	32	19	—	2,163	2,254
Other(d)	(71)	(195)	(214)	(14)	—	(189)	(683)
Allocation of other goodwill	2,838	7,815	8,573	2,290	496	(22,012)	—

Balance, December 31, 2010(b)	6,050	16,659	18,274	2,449	496	—	43,928
Additions(e)	129	300	321	55	—	—	805
Other(d)	50	138	151	(7)	2	—	334

Balance, December 31, 2011	$6,229	$17,097	$18,746	$2,497	$498	$ —	$45,067

(a)

The Other goodwill related to our acquisition of Wyeth and was unallocated and subject to change until we completed the recording of the assets acquired and liabilities assumed (see Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisition of Wyeth).

(b)

Beginning in the first quarter of 2011, our Company is managed through five operating segments, as shown in the table above (see also Note 18. Segment, Product and Geographic Area Information for further discussion about the change in management approach). As part of the change, we have retrospectively presented goodwill according to the new operating segment structure.

(c)

Primarily reflects the impact of measurement period adjustments related to Wyeth (see Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisition of Wyeth).

(d)	Primarily reflects the impact of foreign exchange.
(e)	Primarily reflects the acquisition of King (see Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisition of King Pharmaceuticals, Inc.).

Schedule of Finite Lived And Indefinite Lived Intangible Assets

The components of identifiable intangible assets follow:

	AS OF DECEMBER 31,
	2011			2010
(MILLIONS OF DOLLARS)	GROSS CARRYING AMOUNT	ACCUMULATED AMORTIZATION	IDENTIFIABLE INTANGIBLE ASSETS, LESS ACCUMULATED AMORTIZATION	GROSS CARRYING AMOUNT	ACCUMULATED AMORTIZATION	IDENTIFIABLE INTANGIBLE ASSETS, LESS ACCUMULATED AMORTIZATION
Finite-lived intangible assets:
Developed technology rights(a)	$73,088	$(32,013)	$41,075	$68,432	$(26,223)	$42,209
Brands	1,678	(687)	991	1,626	(607)	1,019
License agreements	425	(215)	210	637	(248)	389
Other	623	(362)	261	533	(324)	209
Total finite-lived intangible assets	75,814	(33,277)	42,537	71,228	(27,402)	43,826
Indefinite-lived intangible assets:
Brands	10,027	—	10,027	10,219	—	10,219
In-process research and development(a)	1,197	—	1,197	3,438	—	3,438
Trademarks	72	—	72	72	—	72
Total indefinite-lived intangible assets	11,296	—	11,296	13,729	—	13,729
Total identifiable intangible assets(b)	$87,110	$(33,277)	$53,833	$84,957	$(27,402)	$57,555

(a)

In the fourth quarter of 2011, Prevenar 13 Adult and Vyndaqel (tafamidis meglumine) received regulatory approval in a major market, and as a result, we reclassified these assets, with a combined book value of approximately $2.3 billion, from IPR&D to Developed Technology Rights and began to amortize the assets.

(b)

The decrease is primarily related to amortization and impairment charges (see Note 4. Other Deductions—Net), partially offset by assets acquired as part of the acquisition of King (see Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisition of King Pharmaceuticals, Inc.) and the impact of foreign exchange.

Schedule of Annual Amortization Expense Expected	The annual amortization expense expected for the years 2012 through 2016 follows:

(MILLIONS OF DOLLARS)	2012	2013	2014	2015	2016
Amortization expense	$5,350	$4,856	$4,150	$3,741	$3,494